COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial instruments with off-balance sheet risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2014	2013
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$204,827	$180,829
Standby letters of credit	2,757	4,262

Analysis of vehicle service contract counterparty receivable
An analysis of our vehicle service contract counterparty receivable, net follows:

	2014	2013	2012
	(In thousands)
Balance at beginning of year, net of reserve	$7,716	$18,449	$29,298
Transfers in from payment plan receivables	180	792	1,469
Reserves established and charge-offs recorded to expense	(199)	(4,837)	(1,629)
Transferred to (from) contingency reserves	(75)	63	(108)
Cash received	(385)	(6,751)	(7,413)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	-	-	(3,168)
Balance at end of year, net of reserve	$7,237	$7,716	$18,449
Reserve at end of year	$1,370	$1,300	$2,000

Analysis of vehicle service contract counterparty reserve
An analysis of our vehicle service contract counterparty reserve follows:

	2014	2013	2012
	(In thousands)
Balance at beginning of year	$1,375	$2,012	$32,570
Additions charged to expense	199	4,837	1,629
Charge-offs, net	(204)	(5,474)	(32,187)
Balance at end of year	$1,370	$1,375	$2,012
Reserves recorded in VSC counterparty receivables, net	$1,370	$1,300	$2,000
Reserves recorded in accrued expenses and other liabilities	-	75	12
Total at end of year	$1,370	$1,375	$2,012